SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

2014 Restricted Shares Plan

On April 22 and April 24, 2014, the board of directors and the shareholders of the Company approved to adopt a restricted shares plan (the “2014 Restricted Shares Plan”), respectively. Under the 2014 Restricted Shares Plan, the Company is authorized to issue up to 122,545,665 Class A ordinary shares (excluding shares which have lapsed or have been forfeited) pursuant to the grant of restricted shares and restricted share units thereunder.  Unless terminated earlier, the 2014 Restricted Shares Plan will terminate automatically in 2024. The share awards granted under 2014 Restricted Shares Plan had vesting terms of no longer than 5 years from the date of grant. Except for service conditions, there were no other vesting conditions for all the awards under 2014 Restricted Shares Plan. The following table summarizes the Company’s restricted shares with an option feature activity under the 2014 Restricted Shares Plan during the year ended December 31, 2016:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2016	19,797,900	0.30	2.20	8.31	25,801
Granted	40,904,390	0.31	1.13
Forfeited	(6,770,890)	0.32	1.83
Exercised	(3,065,470)	0.20	2.22

Outstanding at December 31, 2016	50,865,930	0.31	1.37	7.31	32,839

Vested and expected to vest at December 31, 2016	49,189,470	0.31	1.38	7.31	31,854

Exercisable as at December 31, 2016	1,864,530	0.21	2.15	7.31	1,387

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2016 was RMB18,203 (US$2,622). The weighted-average grant-date fair value of options granted during the years 2015 and 2016 was US$2.21 and US$1.13, respectively.

The grant date fair value of each restricted share with an option feature is estimated on the date of grant using the binomial tree option pricing model with the following assumptions used for grants in 2016:

Year ended December 31, 2016
Fair value of ordinary share (US$)	0.95-1.63
Risk-free interest rates	1.99%-2.98%
Expected volatility range	44.6%-53%
Expected dividend yield	0%
Expected exercise multiple	2.2
Fair value per option granted (US$)	0.67-1.33

The risk-free interest rate for periods within the contractual life of the restricted shares with an option feature is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility ordinary shares of several comparable companies in the same industry. The dividend yield is estimated based on our expected dividend policy over the expected term of the restricted shares with an option feature. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

Share-based compensation expenses recorded in respect of the 2014 Restricted Shares Plan amounted to nil, RMB71,772, RMB170,239 (US$24,520) for the year ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2015 and 2016, 200,000 and 3,265,470  Class A ordinary shares were issued and outstanding for the exercised share awards under the 2014 Restricted Shares Plan.

As of December 31, 2016, there was RMB260,936 (US$37,583) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 2.43 years. Total estimation share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

2013 Incentive Scheme

On January 2, 2014, the Company adopted an equity incentive scheme (the “2013 Incentive Scheme”). The 2013 Incentive Scheme provides for the grant of ordinary shares, restricted shares, share options and share appreciation rights to the employees, directors or non-employee consultants of the Company. The maximum number of the Company’s ordinary shares which may be issued under the 2013 Incentive Scheme is 64,497,718 (excluding shares which have lapsed or have been forfeited). The 2013 Incentive Scheme is valid and effective for a term of ten years commencing from its adoption. Except for service conditions, there were no other vesting conditions for all the awards under 2013 Incentive Scheme. As of December 31, 2016, all the share awards granted under 2013 Incentive Scheme were restricted shares with an option feature with vesting terms of no longer than 5 years from the date of grant.

The fair value of restricted shares with an option feature was determined by reference to the fair value of the Company’s ordinary shares at their respective grant date, which was valued based on retrospective valuation with the assistance of an independent third party valuation firm using the binomial tree model for an option pricing applied. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares was determined based the price of the Company’s publicly traded ADSs.

The following table summarizes the Group’s restricted shares with an option feature activity under the 2013 Incentive Scheme during the year ended December 31, 2016:

	Number of shares	Weighted Average Exercise Price (US$)	Weighted Average Grant Date Fair Value (US$)	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (US$)
Outstanding at January 1, 2016	61,320,331	0.33	1.23	8.01	77,726
Forfeited	(4,261,000)	0.34	1.38
Exercised	(8,092,280)	0.33	1.19

Outstanding at December 31, 2016	48,967,051	0.33	1.22	7.01	30,438

Vested and expected to vest at December 31, 2016	48,515,858	0.33	1.23	7.01	30,137

Exercisable as at December 31, 2016	14,181,172	0.33	1.14	7.01	8,908

Total intrinsic value of restricted shares with an option feature exercised for the year ended December 31, 2016 was RMB59,557 (US$8,578). The weighted-average grant-date fair value of options granted during the years 2014 and 2015 was US$1.03 and US$2.16 , respectively.

Share-based compensation expenses recorded in respect of the 2013 Incentive Scheme amounted to RMB126,399, RMB139,422 and RMB92,231 (US$13,284) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2015 and 2016,  1,890,800 and 9,983,080  Class A ordinary shares were issued and outstanding for the exercised share awards under the 2013 Incentive Scheme, respectively.

As of December 31, 2016, there was RMB96,350 (US$13,877) of total unrecognized share-based compensation expenses related to non-vested restricted shares with an option feature and the cost is expected to be recognized over a weighted average period of 1.94 years. Total estimation share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

2011 Share Award Scheme

On May 26, 2011, the board of directors of the Company approved and adopted the 2011 Share Award Scheme, as amended in September 2013 and November 2016, to recognize the contributions of certain employees and to give incentives thereto in order to retain them for the continued operation and development of the Group. Under the 2011 Share Award Scheme, the board of directors may grant restricted shares to its employees and directors to receive an aggregate of no more than 100,000,000 ordinary shares of the Company (excluding shares which have lapsed or have been forfeited) as at the date of such grant. Unless early terminated by the board of directors of the Company, the 2011 Share Award Scheme is valid and effective for a term of ten years commencing from its adoption.

Under the 2011 Share Award Scheme, grantees have no dividend or voting rights until the restricted shares are vested. The restricted shares, unvested or vested, may not, at any time prior to being transferred to employees and the initial public offering of the Company, be assigned, alienated, pledged, attached, sold or otherwise transferred or encumbered. Upon the occurrence of certain contingent events which are considered outside the Company’s control, the Company has the right to repurchase all of an employee’s vested restricted shares for an aggregate consideration of US$1.00 and any unvested shares would be forfeited.

The Group has set up the Share Award Scheme Trust for the purpose of administering the 2011 Share Award Scheme and holding shares awarded to the employees before they vest. As of December 31, 2016, 4,793,807 (2015:  1,273,840) forfeited and ungranted restricted shares are held by the Share Award Scheme and available to be granted in the future.

Among the 2013 grants, 3,000,000 restricted shares were granted to two employees who have the unilateral right to request the Company to repurchase their vested restricted shares at a fixed price of RMB4 per share (if certain breaching conditions considered within the control of the employee are not met). The Company also has the option to repurchase up to all of the vested restricted shares at a fixed price of RMB4 per share if (i) the employee has served the Company for more than a year but less than four years; and (ii) employment is terminated for any reason either by the Company or the employee. The restricted shares are accounted for as tandem awards as they provide the employees the option to put the restricted shares back to the Company and therefore, have both an equity and liability component.

The equity portion of the restricted share is recognized as share-based compensation based on its grant date fair value over the requisite service period of four years. The redemption right liability as of December 31, 2015 and 2016 were and RMB474 and RMB652 (US$94), respectively. The redemption right liability considers the fair value of the employee’s redemption right as of the end of a reporting period and the number of restricted shares that have vested to date. For the year ended December 31, 2016, the change in the fair value of the redemption right liability of RMB84 (US$12) was recorded as share-based compensation expenses and RMB94 (US$14) was recorded in changes in fair value of put options granted to employees, respectively.

The fair value of restricted shares was determined by reference to the fair value of the Company’s ordinary shares at their respective grant dates, which was valued based on retrospective valuation with the assistance of an independent third party valuation firm using a discounted cash flow. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. Subsequent to the IPO, fair value of the ordinary shares was determined based on the price of the Company’s publicly traded ADSs.

The following table summarizes the restricted shares activity pursuant to the 2011 Share Award Scheme for the year ended December 31, 2016:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	22,202,973	1.11
Granted	1,374,000	1.61
Vested	(11,675,334)	0.82
Forfeited	(4,893,967)	1.67

Unvested at December 31, 2016	7,007,672	1.30

The weighted-average grant-date fair value of options granted during the years 2014, 2015 and 2016 was US$1.27, US$1.91 and US$1.61, respectively.

Share-based compensation expenses recorded in respect of the 2011 Share Award Scheme amounted to RMB41,259, RMB72,535 and RMB32,514 (US$4,683) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the total estimated unrecognized share-based compensation expenses related to restricted shares awarded to employees pursuant to the 2011 Share Award Scheme amounted to RMB19,565 (US$2,818), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 1.59 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2014, 2015 and 2016 were RMB243,214, RMB301,715 and RMB120,343 (US$17,333), respectively.

Other Share Incentive Awards

In addition to awards granted pursuant to the Group’s share incentive plans stated above, the Group granted some restricted shares to certain individuals for their employment or consultant service with the Group in connection with certain investments and acquisitions made by the Group. Such awards are subjected to such employees and consultants’ continued employment with the Group for specified terms.

The following table summarizes the restricted shares activity pursuant to the Other Share Incentive Award for the year ended December 31, 2016:

	Number of ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	3,690,668	2.28
Granted	105,000	1.62
Vested	(1,348,667)	1.54
Forfeited	(454,350)	2.36

Unvested at December 31, 2016	1,992,651	1.08

The weighted-average grant-date fair value of options granted during the years 2015 and 2016 was US$2.26 and US$1.62, respectively.

Share-based compensation expenses recorded in respect of the Other Share Incentive Award amounted to nil, RMB24,926 and RMB7,534 (US$1,085) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the total estimated unrecognized share-based compensation expenses related to the Other Share Incentive Award to grantees amounted to RMB4,818 (US$694), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 1.16 years. Total unrecognized share-based compensation expenses may be adjusted for future changes in estimated forfeitures.

The total fair value of vested restricted shares on their respective vesting dates during the years ended December 31, 2014, 2015 and 2016 were nil, RMB12,247 and RMB12,831 (US$1,848), respectively.

Kingsoft shares awarded to the Group’s employees

On March 31, 2008, the board of directors of Kingsoft approved and adopted the share award scheme (the “Kingsoft Share Award Scheme”) in which selected employees of Kingsoft (including its subsidiaries and VIEs) are entitled to participate.

The Group determined that all Kingsoft awarded shares granted to employees of the Group are classified and accounted for as equity awards. The fair value of awarded shares granted under the Kingsoft Share Award Scheme was determined based on the fair market value of Kingsoft’s ordinary shares at the grant date.

A summary of the awarded shares activity, relating to awarded shares held by employees of the Group pursuant to the Kingsoft Share Award Scheme for the year ended December 31, 2016, is presented below:

	Number of Kingsoft ordinary shares	Weighted average grant date fair value (US$)
Unvested at January 1, 2016	1,387,000	2.0
Granted	9,000	2.1
Vested	(944,100)	2.3
Forfeited	(117,500)	2.7

Unvested at December 31, 2016	334,400	0.9

The weighted-average grant-date fair value of options granted during the years  2014, 2015 and 2016 was US$3.15, US$2.9  and US$2.1, respectively.

Share-based compensation expenses recorded in respect of the Kingsoft Share Award Scheme amounted to RMB5,874, RMB5,857 and RMB3,545 (US$511) for the years ended December 31, 2014, 2015 and 2016, respectively.

As of December 31, 2016, the total estimated unrecognized share-based compensation expenses related to awarded shares granted to the Group’s employees pursuant to the Kingsoft Share Award Scheme amounted to RMB472(US$68), net of estimated forfeitures, and is expected to be recognized over a weighted-average period of 1.28 years.

The total fair value of vested awarded shares on their respective vesting dates during the years ended December 31, 2014, 2015 and 2016 were RMB18,560, RMB28,991 and RMB11,647 (US$1,679), respectively.

Total share-based compensation expenses recorded by the Group are as follows:

	Years ended December 31,
	2014 (As adjusted)	2015 (As adjusted)	2016
	RMB	RMB	RMB	US$
Cost of revenues	1,393	1,523	1,490	215
Research and development	51,322	142,777	148,211	21,347
Selling and marketing	7,621	18,206	13,830	1,992
General and administrative	113,435	153,234	142,618	20,541

	173,771	315,740	306,149	44,095